Schedule of Investments
Invesco S&P Emerging Markets Low Volatility ETF (EELV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.79%
Brazil-2.91%
Ambev S.A.	1,173,100	$3,664,512
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	894,200	4,718,138
ENGIE Brasil Energia S.A.	478,100	4,426,172
Itausa S.A., Preference Shares	1,764,010	3,641,454
Telefonica Brasil S.A.	414,100	3,665,665
TIM S.A.	1,189,200	3,584,812
		23,700,753
Chile-1.48%
Banco de Chile	37,589,402	4,182,048
Banco de Credito e Inversiones S.A.	126,843	3,807,533
Banco Santander Chile	75,769,905	4,042,542
		12,032,123
China-5.94%
Agricultural Bank of China Ltd., H Shares	10,716,352	3,888,760
Bank of China Ltd., H Shares	10,850,831	4,021,042
Bank of Communications Co. Ltd., H Shares	5,155,439	3,107,000
CGN Power Co. Ltd., H Shares(a)	13,381,941	3,277,406
China CITIC Bank Corp. Ltd., H Shares	6,914,649	3,333,771
China Construction Bank Corp., H Shares	5,625,607	3,267,724
China Everbright Bank Co. Ltd., H Shares	13,227,432	3,934,969
China Minsheng Banking Corp. Ltd., H Shares	7,819,493	2,977,919
China Railway Signal & Communication Corp. Ltd., H Shares(a)	7,517,810	2,747,350
Chongqing Rural Commercial Bank Co. Ltd., H Shares	12,092,920	4,465,823
Hengan International Group Co. Ltd.	827,149	3,399,301
Industrial & Commercial Bank of China Ltd., H Shares	6,609,458	3,220,529
People’s Insurance Co. (Group) of China Ltd. (The), H Shares	8,554,362	3,279,719
Zhejiang Expressway Co. Ltd., H Shares	4,212,580	3,376,027
		48,297,340
Greece-0.87%
Hellenic Telecommunications Organization S.A.	218,639	3,459,220
OPAP S.A.(b)	203,276	3,588,196
		7,047,416
Hungary-0.41%
Gedeon Richter PLC	130,499	3,300,831
India-1.45%
Dr. Reddy’s Laboratories Ltd., ADR	66,864	4,592,220
ICICI Bank Ltd., ADR	153,194	3,763,977
Reliance Industries Ltd., GDR(a)	55,703	3,481,437
		11,837,634
Indonesia-2.68%
PT Bank Central Asia Tbk	6,406,410	3,876,558
PT Bank Negara Indonesia (Persero) Tbk	5,565,949	3,275,716
PT Bank Rakyat Indonesia (Persero) Tbk	10,323,431	3,867,864
PT Indofood CBP Sukses Makmur Tbk	4,931,019	3,662,295
PT Indofood Sukses Makmur Tbk	8,408,562	4,084,398
PT Telkom Indonesia (Persero) Tbk	12,387,167	3,055,720
		21,822,551
Kuwait-2.96%
Boubyan Bank KSCP	2,048,630	4,135,951
Gulf Bank KSCP	4,827,570	4,150,044
Kuwait Finance House KSCP	1,658,546	4,261,129
	Shares	Value
Kuwait-(continued)
Mobile Telecommunications Co. KSCP	3,334,717	$5,657,400
National Bank of Kuwait SAKP	1,876,226	5,877,335
		24,081,859
Malaysia-10.76%
AMMB Holdings Bhd.	5,255,200	4,498,796
CIMB Group Holdings Bhd.	4,546,000	5,595,542
Gamuda Bhd.	3,450,000	3,290,086
Genting Bhd.	3,993,700	3,817,442
Genting Malaysia Bhd.	7,617,000	4,392,149
Hong Leong Bank Bhd.	1,771,100	7,690,871
IHH Healthcare Bhd.	3,869,747	5,106,453
Kuala Lumpur Kepong Bhd.	706,900	3,656,001
Malayan Banking Bhd.	4,012,092	8,025,964
Malaysia Airports Holdings Bhd.	2,906,700	4,448,044
MISC Bhd.	3,025,300	4,824,109
Petronas Chemicals Group Bhd.	2,436,100	3,754,911
Public Bank Bhd.	6,309,600	5,835,226
RHB Bank Bhd.	5,080,200	6,410,809
Sime Darby Bhd.	9,496,500	4,591,344
Telekom Malaysia Bhd.	3,307,600	3,733,796
Tenaga Nasional Bhd.	1,871,272	3,984,079
TIME dotCom Bhd.	3,221,600	3,836,769
		87,492,391
Mexico-3.55%
America Movil S.A.B. de C.V., Class B(b)	3,150,749	3,310,621
Arca Continental S.A.B. de C.V.	361,072	3,626,609
Becle S.A.B. de C.V.	1,441,990	3,784,010
Fibra Uno Administracion S.A. de C.V.	2,337,610	3,521,285
Fomento Economico Mexicano S.A.B. de C.V., Series CPO(c)	342,997	3,897,259
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	117,255	3,325,051
Grupo Elektra S.A.B. de C.V.(d)	51,120	3,875,510
Wal-Mart de Mexico S.A.B. de C.V., Series V	848,254	3,540,295
		28,880,640
Qatar-0.54%
Qatar Fuel Q.S.C.	948,119	4,375,934
Romania-0.52%
NEPI Rockcastle N.V.(b)	700,153	4,218,536
Russia-0.05%
Mobile TeleSystems PJSC, ADR(b)(e)	206,291	0
X5 Retail Group N.V., GDR(a)(b)(e)	51,546	445,777
		445,777
Saudi Arabia-3.66%
Al Rajhi Bank	177,251	3,524,609
Almarai Co. JSC	228,711	4,200,391
Jarir Marketing Co.	766,706	3,167,700
Saudi Arabian Oil Co.(a)	456,748	3,944,620
Saudi Basic Industries Corp.	156,332	3,571,184
Saudi Electricity Co.	638,503	3,819,172
Saudi Telecom Co.	390,462	4,412,941
Yanbu National Petrochemical Co., Class A	258,911	3,160,818
		29,801,435
South Africa-4.63%
Bid Corp. Ltd.	157,672	3,755,668
Clicks Group Ltd.	276,351	4,359,147
Discovery Ltd.(b)	419,685	3,728,462
Growthpoint Properties Ltd.(d)	6,106,021	4,350,223
OUTsurance Group Ltd.	2,230,245	4,849,572
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
South Africa-(continued)
Pepkor Holdings Ltd.(a)	4,086,896	$3,994,110
Remgro Ltd.	480,613	4,345,144
Shoprite Holdings Ltd.	288,900	4,197,751
Vodacom Group Ltd.(d)	610,738	4,051,382
		37,631,459
South Korea-8.05%
BNK Financial Group, Inc.	684,971	3,632,687
Cheil Worldwide, Inc.	254,934	3,630,057
CJ CheilJedang Corp.	13,731	3,016,263
GS Holdings Corp.	106,832	3,159,743
Hite Jinro Co. Ltd.	184,021	2,930,708
Hyundai Motor Co.	21,056	3,237,733
Industrial Bank of Korea	473,776	3,861,870
Kangwon Land, Inc.	262,054	3,207,188
KT&G Corp.	76,912	4,984,059
LG Uplus Corp.	450,569	3,538,380
NH Investment & Securities Co. Ltd.	487,175	3,783,809
Samsung Biologics Co. Ltd.(a)(b)	6,228	3,742,712
Samsung C&T Corp.	40,048	3,245,564
Samsung Electronics Co. Ltd.	61,799	3,384,121
Samsung Fire & Marine Insurance Co. Ltd.	18,689	3,577,544
Samsung Life Insurance Co. Ltd.	70,063	3,836,659
Samsung SDS Co. Ltd.	35,591	3,582,415
Yuhan Corp.	89,327	5,115,813
		65,467,325
Taiwan-24.87%
Asia Cement Corp.	3,188,000	4,088,155
Catcher Technology Co. Ltd.	655,000	3,616,136
Cathay Financial Holding Co. Ltd.(b)	2,355,000	3,428,357
Chang Hwa Commercial Bank Ltd.	11,440,009	6,861,858
Cheng Shin Rubber Industry Co. Ltd.	3,031,000	3,708,397
Chicony Electronics Co. Ltd.	1,135,000	3,774,124
China Development Financial Holding Corp.(b)	8,191,000	3,271,031
China Steel Corp.	3,470,000	3,086,138
Chunghwa Telecom Co. Ltd.	1,377,222	5,083,536
Compal Electronics, Inc.	5,008,000	4,852,389
CTBC Financial Holding Co. Ltd.	4,866,053	4,064,528
E.Sun Financial Holding Co. Ltd.	5,523,516	4,543,391
Far Eastern New Century Corp.	4,162,000	3,933,349
Far EasTone Telecommunications Co. Ltd.	1,854,993	4,190,874
First Financial Holding Co. Ltd.	5,941,737	5,492,418
Formosa Chemicals & Fibre Corp.	2,006,095	4,174,776
Formosa Petrochemical Corp.	1,439,000	3,672,308
Formosa Plastics Corp.	1,284,000	3,399,322
Foxconn Technology Co. Ltd.	1,956,000	3,466,794
Fubon Financial Holding Co. Ltd.	1,834,950	3,824,455
Highwealth Construction Corp.	3,292,545	4,431,758
Hon Hai Precision Industry Co. Ltd.	1,246,000	4,301,815
Hotai Finance Co. Ltd.	852,600	3,852,456
Hua Nan Financial Holdings Co. Ltd.	6,684,167	4,732,398
IBF Financial Holdings Co. Ltd.(b)	9,080,000	3,467,138
Lite-On Technology Corp.	1,039,000	4,975,721
Mega Financial Holding Co. Ltd.	3,803,271	4,871,101
Nan Ya Plastics Corp.	1,277,930	2,846,486
Pegatron Corp.	1,419,000	3,449,687
Pou Chen Corp.	3,181,000	3,163,135
Powertech Technology, Inc.	1,126,000	3,959,175
President Chain Store Corp.	523,000	4,643,120
Qisda Corp.	2,379,000	3,766,097
Radiant Opto-Electronics Corp.	911,000	3,493,087
	Shares	Value
Taiwan-(continued)
Shanghai Commercial & Savings Bank Ltd. (The)	2,656,000	$3,722,871
Shin Kong Financial Holding Co. Ltd.(b)	14,601,000	4,474,174
SinoPac Financial Holdings Co. Ltd.	7,209,475	4,278,450
Synnex Technology International Corp.	1,940,264	3,654,993
Taishin Financial Holding Co. Ltd.	6,620,665	3,844,753
Taiwan Business Bank	9,117,746	4,177,861
Taiwan Cement Corp.	3,028,974	3,595,078
Taiwan Cooperative Financial Holding Co. Ltd.(b)	5,599,080	5,238,030
Taiwan High Speed Rail Corp.	5,220,000	5,007,971
Taiwan Mobile Co. Ltd.	1,722,162	5,173,089
Tatung Co. Ltd.(b)	2,459,000	3,873,180
Uni-President Enterprises Corp.	2,386,181	5,717,450
WPG Holdings Ltd.	2,437,937	3,909,822
Yuanta Financial Holding Co. Ltd.	4,992,930	3,876,585
Yulon Finance Corp.	547,800	3,303,203
		202,333,020
Thailand-20.42%
Advanced Info Service PCL, NVDR	794,102	5,243,167
Airports of Thailand PCL, NVDR(b)	2,762,611	5,770,783
Asset World Corp. PCL, NVDR	23,017,052	3,012,567
Bangkok Bank PCL, NVDR	1,002,593	5,023,400
Bangkok Dusit Medical Services PCL, NVDR	4,467,676	3,752,567
Bangkok Expressway & Metro PCL, NVDR	17,379,692	4,620,537
BTS Group Holdings PCL, NVDR	18,370,418	4,347,234
Central Pattana PCL, NVDR	1,969,880	3,913,431
Central Retail Corp. PCL, NVDR	3,234,133	3,897,542
Charoen Pokphand Foods PCL, NVDR	8,268,974	4,904,070
CP ALL PCL, NVDR	2,158,076	4,003,588
CP Axtra PCL, NVDR	2,976,183	2,999,768
Electricity Generating PCL, NVDR	1,170,967	4,567,041
Energy Absolute PCL, NVDR	1,906,772	3,453,818
Global Power Synergy PCL, NVDR	2,024,926	3,416,411
Gulf Energy Development PCL, NVDR	2,657,501	3,862,562
Home Product Center PCL, NVDR	10,583,263	4,390,529
Indorama Ventures PCL, NVDR	3,424,187	3,426,313
Intouch Holdings PCL, NVDR	2,063,705	4,642,451
IRPC PCL, NVDR	53,287,809	3,798,627
Kasikornbank PCL, NVDR	1,098,507	4,043,732
Kiatnakin Phatra Bank PCL, NVDR	2,242,017	3,635,305
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2024(b)	191,544	6,491
Kiatnakin Phatra Bank PCL, Wts., expiring 03/17/2026(b)	191,544	18,019
Krung Thai Bank PCL, NVDR	7,655,339	4,584,872
Krungthai Card PCL, NVDR	2,745,686	3,770,142
Land & Houses PCL, NVDR	19,688,553	4,889,244
Minor International PCL, NVDR	3,226,872	3,111,033
Osotspa PCL, NVDR	4,042,493	3,454,491
PTT Global Chemical PCL, NVDR	3,182,313	3,672,391
PTT Oil & Retail Business PCL, NVDR	7,077,396	4,424,826
PTT PCL, NVDR	5,006,572	5,119,381
Ratch Group PCL, NVDR	4,211,309	4,459,992
SCB X PCL, NVDR	1,151,270	3,783,891
SCG Packaging PCL, NVDR	3,264,088	3,862,121
Siam Cement PCL (The), NVDR	502,196	4,768,322
Siam Global House PCL, NVDR	6,682,451	3,221,282
Thai Beverage PCL	10,048,402	4,578,463
Thai Union Group PCL, NVDR	8,676,617	3,422,104
Tisco Financial Group PCL, NVDR	2,270,546	6,666,614

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Low Volatility ETF (EELV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Thailand-(continued)
TMBThanachart Bank PCL, NVDR	78,440,581	$3,941,651
WHA Corp. PCL, NVDR	25,062,969	3,631,810
		166,112,583
United Arab Emirates-4.04%
Abu Dhabi Commercial Bank PJSC	1,471,961	3,518,552
Abu Dhabi National Oil Co. for Distribution PJSC	3,101,723	3,293,372
ADNOC Drilling Co. PJSC	3,441,037	3,691,125
Dubai Electricity and Water Authority PJSC	7,569,928	5,523,314
Dubai Islamic Bank PJSC	3,083,324	4,826,809
Emaar Properties PJSC	1,936,178	3,563,405
Emirates NBD Bank PJSC	1,012,803	4,687,562
First Abu Dhabi Bank PJSC	934,010	3,722,766
		32,826,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.79% (Cost $779,803,241)		811,706,512
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.27%
Invesco Private Government Fund, 5.24%(f)(g)(h)	619,673	$619,673
Invesco Private Prime Fund, 5.38%(f)(g)(h)	1,593,446	1,593,446
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,213,051)		2,213,119
TOTAL INVESTMENTS IN SECURITIES-100.06% (Cost $782,016,292)		813,919,631
OTHER ASSETS LESS LIABILITIES-(0.06)%		(490,801)
NET ASSETS-100.00%		$813,428,830

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $21,633,412, which represented 2.66% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$58,467,418	$(58,467,418)	$-	$-	$-	$16,128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,288,267	26,109,321	(28,777,915)	-	-	619,673	99,335*
Invesco Private Prime Fund	8,453,393	50,429,333	(57,287,938)	79	(1,421)	1,593,446	266,980*
Total	$11,741,660	$135,006,072	$(144,533,271)	$79	$(1,421)	$2,213,119	$382,443

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P Emerging Markets Momentum ETF (EEMO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Brazil-14.90%
Banco do Brasil S.A.	7,088	$71,803
BB Seguridade Participacoes S.A.	6,533	42,738
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	1,053	9,658
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,912	23,352
Cia Energetica de Minas Gerais, Preference Shares	6,046	16,103
CPFL Energia S.A.	800	6,017
Equatorial Energia S.A.	3,800	26,792
Gerdau S.A., Preference Shares	4,515	27,762
Hypera S.A.	2,556	23,244
Petroleo Brasileiro S.A.	15,598	114,139
Petroleo Brasileiro S.A., Preference Shares	19,843	129,769
PRIO S.A.(a)	4,150	39,798
Sendas Distribuidora S.A.	5,700	16,140
Vale S.A.	15,185	220,767
		768,082
Chile-1.74%
Banco de Chile	166,960	18,575
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	974	71,370
		89,945
China-4.83%
C&D International Investment Group Ltd.	3,400	9,243
China Coal Energy Co. Ltd., H Shares	9,400	6,786
China Petroleum & Chemical Corp., H Shares	99,200	55,332
China Resources Pharmaceutical Group Ltd.(b)	10,500	8,146
China Shenhua Energy Co. Ltd., H Shares	16,900	50,492
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	8,800	9,727
Hygeia Healthcare Holdings Co. Ltd.(b)	1,450	9,361
Inner Mongolia Yitai Coal Co. Ltd., B Shares(a)	7,100	10,437
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	10,000	12,874
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(c)	1,100	2,927
Vipshop Holdings Ltd., ADR(a)(c)	1,471	27,699
Yadea Group Holdings Ltd.(b)(c)	6,000	13,587
Yankuang Energy Group Co. Ltd., H Shares	10,775	16,164
Yuexiu Property Co. Ltd.	6,300	8,272
Zhaojin Mining Industry Co. Ltd., H Shares	5,700	8,215
		249,262
Egypt-0.41%
Commercial International Bank Egypt S.A.E.	13,005	21,237
Greece-1.35%
JUMBO S.A.	507	15,171
Motor Oil Hellas Corinth Refineries S.A.	474	12,020
Mytilineos S.A.	709	29,596
OPAP S.A.(a)	737	13,009
		69,796
India-19.88%
ABB India Ltd.	205	11,348
Adani Enterprises Ltd.	1,735	52,572
Adani Power Ltd.(a)	5,082	16,887
Adani Wilmar Ltd.(a)	801	4,011
APL Apollo Tubes Ltd.	731	14,167
Bank of Baroda	5,929	14,576
Bharat Electronics Ltd.	17,857	28,376
	Shares	Value
India-(continued)
Britannia Industries Ltd.	533	$31,066
Canara Bank	1,288	5,392
CG Power and Industrial Solutions Ltd.	4,345	21,239
Coal India Ltd.	12,772	35,599
Cummins India Ltd.	947	22,661
Eicher Motors Ltd.	565	23,119
Federal Bank Ltd.	7,666	12,643
Hindustan Aeronautics Ltd.(b)	658	31,693
Indian Hotels Co. Ltd. (The)	4,313	20,718
Indian Railway Finance Corp. Ltd.(b)	10,453	4,855
ITC Ltd.	29,727	168,317
Jindal Steel & Power Ltd.	2,007	16,319
Mahindra & Mahindra Financial Services Ltd.	2,944	10,647
Mahindra & Mahindra Ltd.	6,675	119,722
MRF Ltd.	11	13,769
NHPC Ltd.	16,532	10,352
NTPC Ltd.	22,187	58,901
Phoenix Mills Ltd. (The)	450	9,469
PI Industries Ltd.	323	14,199
Power Finance Corp. Ltd.	5,719	18,176
Punjab National Bank	8,566	6,442
REC Ltd.	6,683	16,490
Schaeffler India Ltd.	223	8,461
Siemens Ltd.	395	19,128
Sun Pharmaceutical Industries Ltd.	5,175	71,942
Timken India Ltd.	133	5,687
Tube Investments of India Ltd.	535	20,029
TVS Motor Co. Ltd.	1,763	29,510
Union Bank of India Ltd.	6,834	7,395
Varun Beverages Ltd.	3,530	34,524
Vedanta Ltd.	4,325	14,513
		1,024,914
Indonesia-7.95%
PT Adaro Energy Indonesia Tbk	66,176	10,576
PT Bank Central Asia Tbk	195,900	118,540
PT Bank Mandiri (Persero) Tbk	250,700	95,176
PT Bank Negara Indonesia (Persero) Tbk	33,200	19,539
PT Bank Rakyat Indonesia (Persero) Tbk	277,600	104,008
PT Bukit Asam Tbk	18,200	3,343
PT Indo Tambangraya Megah Tbk	3,300	5,952
PT Kalbe Farma Tbk	86,100	10,934
PT Perusahaan Gas Negara Tbk	36,000	3,259
PT Sumber Alfaria Trijaya Tbk	188,100	33,679
PT Vale Indonesia Tbk	10,400	4,741
		409,747
Kuwait-2.36%
Kuwait Telecommunications Co.	1,695	3,229
National Bank of Kuwait SAKP	37,895	118,707
		121,936
Malaysia-3.38%
AMMB Holdings Bhd.	11,200	9,588
CIMB Group Holdings Bhd.	28,400	34,957
Gamuda Bhd.	18,100	17,261
Hong Leong Bank Bhd.	2,970	12,897
Malayan Banking Bhd.	33,662	67,339
Malaysia Airports Holdings Bhd.	4,400	6,733
RHB Bank Bhd.	14,900	18,803
TIME dotCom Bhd.	5,800	6,907
		174,485
See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Mexico-5.25%
Arca Continental S.A.B. de C.V.	2,991	$30,042
Fibra Uno Administracion S.A. de C.V.	14,000	21,089
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	1,287	24,584
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	828	23,480
Grupo Bimbo S.A.B. de C.V., Series A	7,303	37,957
Grupo Financiero Banorte S.A.B. de C.V., Class O	10,302	97,891
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	8,696	21,164
Kimberly-Clark de Mexico S.A.B. de C.V., Class A(c)	6,071	14,292
		270,499
Poland-0.05%
Jastrzebska Spolka Weglowa S.A.(a)	231	2,365
Qatar-0.22%
Ooredoo Q.P.S.C.	3,572	11,216
Russia-0.00%
Alrosa PJSC(a)(d)	11,439	0
Gazprom PJSC(a)(d)	43,562	0
Severstal PAO(a)(d)	1,045	0
		-
Saudi Arabia-3.55%
ACWA Power Co.	650	31,949
Arabian Internet & Communications Services Co.	100	9,729
Bupa Arabia for Cooperative Insurance Co.	117	5,383
Dr Sulaiman Al Habib Medical Services Group Co.	501	38,594
Elm Co.	119	21,576
Saudi Arabian Mining Co.(a)	6,418	75,957
		183,188
South Africa-4.89%
Absa Group Ltd.	3,488	37,158
African Rainbow Minerals Ltd.	477	5,385
Bidvest Group Ltd. (The)	1,484	23,156
Exxaro Resources Ltd.	1,221	11,124
Investec Ltd.	1,460	9,165
Nedbank Group Ltd.	2,181	28,820
OUTsurance Group Ltd.	5,626	12,233
Shoprite Holdings Ltd.	1,811	26,314
Standard Bank Group Ltd.	5,571	59,833
Thungela Resources Ltd.	1,483	11,127
Woolworths Holdings Ltd.	6,156	27,693
		252,008
South Korea-6.69%
Ecopro Co. Ltd.	99	93,746
Hanwha Aerospace Co. Ltd.	184	17,640
Hanwha Solutions Corp.(a)	423	12,561
HD Hyundai Co. Ltd.	242	11,695
Hyundai Marine & Fire Insurance Co. Ltd.	212	4,765
Hyundai Rotem Co. Ltd.(a)	309	7,600
JYP Entertainment Corp.	176	18,834
Korea Aerospace Industries Ltd.	306	11,811
KT&G Corp.	700	45,361
LOTTE Corp.	159	3,175
Orion Corp.	106	9,439
Posco Future M Co. Ltd.	213	88,064
Samsung Life Insurance Co. Ltd.	370	20,261
		344,952
Taiwan-2.63%
Catcher Technology Co. Ltd.	3,200	17,667
Far Eastern New Century Corp.	16,200	15,310
	Shares	Value
Taiwan-(continued)
Global Unichip Corp.	400	$20,810
International Games System Co. Ltd.	700	13,654
PharmaEssentia Corp.(a)	1,345	14,680
Taiwan Business Bank	33,000	15,121
Walsin Lihwa Corp.	19,000	24,183
Yulon Motor Co. Ltd.	5,400	14,090
		135,515
Thailand-6.55%
Airports of Thailand PCL, NVDR(a)	20,700	43,240
Asset World Corp. PCL, NVDR	33,700	4,411
Bangkok Bank PCL, NVDR	2,800	14,029
Bangkok Chain Hospital PCL, NVDR	5,500	2,860
Bangkok Dusit Medical Services PCL, NVDR	22,700	19,067
Bangkok Expressway & Metro PCL, NVDR	34,000	9,039
Berli Jucker PCL, NVDR	4,300	4,397
Bumrungrad Hospital PCL, NVDR	2,800	17,669
Central Pattana PCL, NVDR	7,400	14,701
Central Plaza Hotel PCL, NVDR(a)	3,300	4,555
Central Retail Corp. PCL, NVDR	13,900	16,751
Delta Electronics Thailand PCL, NVDR	35,500	117,197
Forth Corp. PCL, NVDR	2,400	2,138
Krung Thai Bank PCL, NVDR	18,600	11,140
PTT Exploration & Production PCL, NVDR	7,900	36,813
Star Petroleum Refining PCL, NVDR	7,100	1,815
Thonburi Healthcare Group PCL, NVDR	1,900	3,719
Tisco Financial Group PCL, NVDR	1,900	5,579
TMBThanachart Bank PCL, NVDR	170,600	8,573
		337,693
Turkey-11.02%
AG Anadolu Grubu Holding A.S.	1,109	5,692
Akbank T.A.S.	22,266	23,104
Aksa Akrilik Kimya Sanayii A.S.	1,276	4,106
Aksa Enerji Uretim A.S.	2,731	4,010
Alarko Holding A.S.	1,523	5,888
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,409	4,712
Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S., Class C	160	1,316
Arcelik A.S.(a)	1,600	9,175
Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,799	16,066
BIM Birlesik Magazalar A.S.	3,319	26,637
Borusan Yatirim ve Pazarlama A.S.	60	4,288
Can2 Termik A.S.(a)	1,950	1,560
Coca-Cola Icecek A.S.	480	5,610
Dogus Otomotiv Servis ve Ticaret A.S.	350	3,217
Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.	20,910	6,748
Enerjisa Enerji A.S.(b)	2,388	4,501
Enka Insaat ve Sanayi A.S.	13,435	16,774
Eregli Demir ve Celik Fabrikalari TAS(a)	7,293	11,294
Ford Otomotiv Sanayi A.S.	636	22,429
Gubre Fabrikalari TAS(a)	541	6,261
Haci Omer Sabanci Holding A.S.	14,001	29,950
Hektas Ticaret T.A.S.(a)	11,137	12,665
Is Gayrimenkul Yatirim Ortakligi A.S.(a)	3,215	1,946
Iskenderun Demir ve Celik A.S.(a)	807	1,213
KOC Holding A.S.	11,185	56,077
Kontrolmatik Enerji Ve Muhendislik A.S.	736	5,737
Koza Altin Isletmeleri A.S.	10,320	10,731
Oyak Cimento Fabrikalari A.S.(a)	2,682	5,578
Pegasus Hava Tasimaciligi A.S.(a)	407	12,736
Petkim Petrokimya Holding A.S.(a)	8,304	5,548
Sasa Polyester Sanayi A.S.(a)	10,353	23,435

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Turkey-(continued)
TAV Havalimanlari Holding A.S.(a)	1,606	$6,698
Tofas Turk Otomobil Fabrikasi A.S.	1,054	11,821
Turk Hava Yollari AO(a)	7,462	64,930
Turk Telekomunikasyon A.S.(a)	3,913	3,095
Turk Traktor ve Ziraat Makineleri A.S.	264	6,902
Turkcell Iletisim Hizmetleri A.S.	8,535	16,387
Turkiye Garanti Bankasi A.S.	4,116	6,711
Turkiye Halk Bankasi A.S.(a)	3,770	2,018
Turkiye Is Bankasi A.S., Class C	35,835	20,109
Turkiye Petrol Rafinerileri A.S.	9,752	37,448
Turkiye Sise ve Cam Fabrikalari A.S.	13,902	27,570
Turkiye Vakiflar Bankasi T.A.O., Class D(a)	4,951	2,219
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	2,133	1,357
Yapi ve Kredi Bankasi A.S.	20,582	10,877
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	5,780	1,073
		568,219
United Arab Emirates-2.22%
Abu Dhabi Islamic Bank PJSC	7,452	22,804
Abu Dhabi Ports Co. PJSC(a)	5,032	9,042
Emaar Properties PJSC	22,222	40,898
Multiply Group PJSC(a)	35,452	31,176
National Marine Dredging Co.(a)	1,735	10,382
		114,302
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $4,705,594)		5,149,361
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.10%
Invesco Private Government Fund, 5.24%(e)(f)(g)	15,914	$15,914
Invesco Private Prime Fund, 5.38%(e)(f)(g)	40,923	40,923
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,835)		56,837
TOTAL INVESTMENTS IN SECURITIES-100.97% (Cost $4,762,429)		5,206,198
OTHER ASSETS LESS LIABILITIES-(0.97)%		(49,999)
NET ASSETS-100.00%		$5,156,199

Investment Abbreviations:
ADR-American Depositary Receipt
NVDR-Non-Voting Depositary Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $72,143, which represented 1.40% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,220	$199,614	$(203,834)	$-	$-	$-	$114
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,971	165,528	(156,585)	-	-	15,914	352*
Invesco Private Prime Fund	17,921	265,961	(242,957)	2	(4)	40,923	888*
Total	$29,112	$631,103	$(603,376)	$2	$(4)	$56,837	$1,354

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P Emerging Markets Momentum ETF (EEMO)—(continued)
July 31, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Low Volatility ETF (IDLV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.85%
Australia-7.56%
ANZ Group Holdings Ltd.	169,150	$2,935,030
ASX Ltd.	66,504	2,783,381
Brambles Ltd.	323,893	3,070,853
Cleanaway Waste Management Ltd.	1,457,270	2,710,269
Coles Group Ltd.	293,262	3,594,610
Commonwealth Bank of Australia	42,875	3,054,102
CSL Ltd.	15,859	2,869,563
Lottery Corp. Ltd. (The)	834,697	2,907,922
Steadfast Group Ltd.	758,454	2,979,621
Telstra Group Ltd.	1,327,275	3,810,078
Transurban Group	338,333	3,269,315
Washington H Soul Pattinson & Co. Ltd.	132,518	2,942,345
Wesfarmers Ltd.	81,647	2,731,636
Westpac Banking Corp.	195,315	2,940,235
Woolworths Group Ltd.	130,247	3,389,560
		45,988,520
Belgium-1.43%
Ackermans & van Haaren N.V.	17,550	3,065,004
Anheuser-Busch InBev S.A./N.V.	47,119	2,704,055
Groupe Bruxelles Lambert N.V.	35,910	2,911,640
		8,680,699
Canada-14.90%
Bank of Montreal(a)	31,855	2,965,631
Bank of Nova Scotia (The)	58,060	2,928,915
BCE, Inc.	76,016	3,289,551
Canadian Imperial Bank of Commerce	59,655	2,632,298
Canadian National Railway Co.	24,637	2,991,816
Canadian Utilities Ltd., Class A	121,369	3,028,116
CGI, Inc., Class A(b)	27,062	2,755,030
Choice Properties REIT	298,927	3,159,031
Dollarama, Inc.	41,606	2,745,601
Emera, Inc.(a)	68,277	2,774,653
Empire Co. Ltd., Class A	101,056	2,749,337
Enbridge, Inc.(a)	77,875	2,868,285
Fortis, Inc.	74,475	3,180,429
George Weston Ltd.	24,715	2,851,261
Great-West Lifeco, Inc.	99,749	3,013,879
Hydro One Ltd.(c)	117,452	3,319,441
Intact Financial Corp.	20,314	3,006,549
Loblaw Cos. Ltd.	32,132	2,856,178
Manulife Financial Corp.	137,962	2,762,908
Metro, Inc.	66,793	3,601,367
National Bank of Canada	38,840	3,047,594
Power Corp. of Canada	119,402	3,389,066
Restaurant Brands International, Inc.	35,625	2,732,265
Rogers Communications, Inc., Class B	59,054	2,590,525
Royal Bank of Canada(a)	35,727	3,548,407
Sun Life Financial, Inc.	61,752	3,255,908
TELUS Corp.	166,312	2,966,766
Thomson Reuters Corp.(b)	23,680	3,202,310
TMX Group Ltd.	144,340	3,213,038
Toronto-Dominion Bank (The)(a)	49,281	3,255,822
		90,681,977
China-0.50%
Wilmar International Ltd.	1,038,071	3,017,739
Denmark-0.84%
Carlsberg A/S, Class B	17,401	2,616,856
Tryg A/S	127,402	2,523,801
		5,140,657
	Shares	Value
Finland-0.99%
Elisa OYJ	63,926	$3,343,651
Sampo OYJ, Class A	60,116	2,657,203
		6,000,854
France-3.35%
Bollore SE	423,842	2,687,018
Bureau Veritas S.A.(a)	103,207	2,842,499
Danone S.A.	53,767	3,291,866
Edenred	42,498	2,768,265
Orange S.A.	290,364	3,292,331
Pernod Ricard S.A.	12,517	2,768,407
Vinci S.A.	23,199	2,731,227
		20,381,613
Germany-2.57%
Allianz SE	12,095	2,899,106
Beiersdorf AG	23,556	3,059,465
Deutsche Boerse AG	15,022	2,886,848
Deutsche Telekom AG	161,094	3,524,224
Henkel AG & Co. KGaA, Preference Shares(a)	42,036	3,252,621
		15,622,264
Hong Kong-1.98%
CLP Holdings Ltd.	368,731	2,999,985
HKT Trust & HKT Ltd.	2,530,806	2,982,306
MTR Corp. Ltd.	694,598	3,193,011
Power Assets Holdings Ltd.	545,033	2,851,417
		12,026,719
Italy-0.49%
UnipolSai Assicurazioni S.p.A.	1,158,268	2,985,742
Japan-40.09%
Activia Properties, Inc.	1,068	3,111,993
Advance Residence Investment Corp.(a)	1,188	2,897,255
Aeon Co. Ltd.	130,213	2,820,915
Aeon Mall Co. Ltd.	248,434	3,071,328
Air Water, Inc.	220,843	3,108,713
Amada Co. Ltd.	262,943	2,586,309
ANA Holdings, Inc.(a)(b)	126,739	3,038,239
Asahi Kasei Corp.	433,094	2,951,916
Astellas Pharma, Inc.	162,800	2,383,906
Bridgestone Corp.	65,449	2,714,604
Canon, Inc.	105,643	2,731,044
Central Japan Railway Co.	23,298	2,973,742
Chubu Electric Power Co., Inc.	213,300	2,676,008
COMSYS Holdings Corp.	170,787	3,414,418
Daiwa House Industry Co. Ltd.	112,292	3,052,306
Daiwa House REIT Investment Corp.	1,385	2,729,448
Daiwa Office Investment Corp.	715	3,150,267
Daiwa Securities Group, Inc.	614,840	3,332,547
East Japan Railway Co.	52,240	2,960,928
GLP J-Reit(b)	2,526	2,490,798
Hankyu Hanshin Holdings, Inc.	93,120	3,094,169
Haseko Corp.	289,154	3,766,044
Hulic Co. Ltd.	353,246	3,007,116
Iida Group Holdings Co. Ltd.	149,300	2,621,262
Industrial & Infrastructure Fund Investment Corp.(a)	2,438	2,553,311
Japan Metropolitan Fund Investment Corp.(a)	4,070	2,792,969
Japan Post Bank Co. Ltd.	350,072	2,914,803
Japan Post Holdings Co. Ltd.	398,243	2,912,264
Japan Prime Realty Investment Corp.	1,312	3,268,919
Japan Real Estate Investment Corp.	784	3,156,306
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
Japan Tobacco, Inc.	136,789	$3,035,584
Kamigumi Co. Ltd.	142,400	3,305,428
KDDI Corp.	98,987	2,917,079
Kewpie Corp.	197,417	3,206,220
Kintetsu Group Holdings Co. Ltd.	75,135	2,523,009
Kirin Holdings Co. Ltd.	215,457	3,188,333
Kobayashi Pharmaceutical Co. Ltd.	46,532	2,560,439
Kyocera Corp.	49,611	2,669,105
Kyushu Railway Co.	140,524	3,082,864
Lawson, Inc.	62,800	3,152,818
Lion Corp.	265,236	2,537,925
McDonald’s Holdings Co. Japan Ltd.(a)	140,486	5,537,173
Medipal Holdings Corp.	179,000	3,069,633
MEIJI Holdings Co. Ltd.	140,972	3,262,359
Mitsubishi Electric Corp.	187,400	2,705,218
Mitsubishi Estate Co. Ltd.	213,149	2,605,855
Mitsubishi HC Capital, Inc.	636,254	4,209,003
Nagoya Railroad Co. Ltd.	155,222	2,500,180
NGK Insulators Ltd.	211,475	2,592,831
NH Foods Ltd.	125,159	3,615,235
Nippon Accommodations Fund, Inc.	680	3,225,788
Nippon Building Fund, Inc.	750	3,146,115
Nippon Telegraph & Telephone Corp.	2,901,950	3,327,194
Nisshin Seifun Group, Inc.	250,056	3,104,580
Nissin Foods Holdings Co. Ltd.	29,741	2,511,909
Nomura Holdings, Inc.	730,440	3,015,224
Nomura Real Estate Master Fund, Inc.	2,728	3,248,716
NS Solutions Corp.	90,400	2,373,255
Obayashi Corp.	322,733	2,985,871
Obic Co. Ltd.	15,200	2,489,471
Oji Holdings Corp.	815,947	3,221,750
ORIX JREIT, Inc.	2,168	2,760,355
Otsuka Holdings Co. Ltd.	72,069	2,650,342
Secom Co. Ltd.	51,590	3,461,483
Sekisui Chemical Co. Ltd.	193,016	2,933,006
Sekisui House Ltd.(a)	147,109	3,001,612
Sekisui House REIT, Inc.	5,094	3,025,997
Shimizu Corp.	421,138	2,903,623
SHO-BOND Holdings Co. Ltd.	63,438	2,577,615
Skylark Holdings Co. Ltd.(a)(b)	256,437	3,320,975
SoftBank Corp.	442,376	4,913,213
Sohgo Security Services Co. Ltd.	514,015	3,142,409
Taisho Pharmaceutical Holdings Co. Ltd.	70,200	2,711,060
Takeda Pharmaceutical Co. Ltd.	99,594	3,042,916
Tobu Railway Co. Ltd.	110,302	2,919,804
Toho Co. Ltd.	66,000	2,573,480
Tokyu Corp.	216,389	2,748,268
Tosoh Corp.	238,200	3,112,460
United Urban Investment Corp.	2,666	2,880,286
West Japan Railway Co.	61,162	2,515,270
Yamada Holdings Co. Ltd.	1,160,400	3,508,642
		243,912,827
Netherlands-2.46%
Ferrovial SE(a)	85,368	2,836,855
Heineken N.V.(a)	26,902	2,643,966
Koninklijke Ahold Delhaize N.V.	86,516	2,993,762
Koninklijke KPN N.V.	1,054,815	3,828,554
Wolters Kluwer N.V.	21,407	2,695,384
		14,998,521
New Zealand-1.97%
Auckland International Airport Ltd.(b)	552,662	2,889,174
	Shares	Value
New Zealand-(continued)
Chorus Ltd.	546,105	$2,922,869
Contact Energy Ltd.	564,101	2,917,378
Spark New Zealand Ltd.	1,003,598	3,235,373
		11,964,794
Norway-0.53%
Orkla ASA	407,532	3,225,934
Singapore-8.59%
CapitaLand Ascendas REIT	1,492,893	3,159,383
CapitaLand Integrated Commercial Trust	1,800,001	2,765,478
City Developments Ltd.	580,404	3,230,295
DBS Group Holdings Ltd.	151,032	3,896,940
Genting Singapore Ltd.	3,613,714	2,558,285
Mapletree Industrial Trust	1,871,140	3,156,615
Oversea-Chinese Banking Corp. Ltd.	461,154	4,619,181
Singapore Airlines Ltd.	774,784	4,393,827
Singapore Exchange Ltd.	539,849	3,947,834
Singapore Technologies Engineering Ltd.	1,206,161	3,388,297
Singapore Telecommunications Ltd.	1,743,562	3,492,902
Suntec REIT	3,514,712	3,414,655
United Overseas Bank Ltd.	163,557	3,707,686
UOL Group Ltd.	619,164	3,278,146
Venture Corp. Ltd.	287,214	3,240,297
		52,249,821
Spain-0.93%
Iberdrola S.A.(a)	253,297	3,171,144
Redeia Corp. S.A.	149,987	2,514,425
		5,685,569
Sweden-0.40%
Essity AB, Class B	98,788	2,452,895
Switzerland-3.55%
Barry Callebaut AG	1,652	3,112,091
Chocoladefabriken Lindt & Spruengli AG, PC	221	2,717,725
Nestle S.A.	28,681	3,536,281
Novartis AG	29,465	3,095,550
SGS S.A.	28,598	2,785,736
Swisscom AG	5,439	3,516,197
Zurich Insurance Group AG	5,858	2,843,683
		21,607,263
United Kingdom-5.28%
AstraZeneca PLC	17,410	2,505,729
Bunzl PLC	71,585	2,659,988
Compass Group PLC	108,384	2,826,698
Diageo PLC	70,197	3,068,588
Imperial Brands PLC	132,335	3,132,096
National Grid PLC	208,978	2,773,514
Reckitt Benckiser Group PLC	39,009	2,930,147
RELX PLC	88,899	2,996,806
Smiths Group PLC	126,216	2,759,106
Tesco PLC	787,127	2,612,913
Unilever PLC	71,536	3,857,472
		32,123,057
United States-1.44%
QIAGEN N.V.(b)	56,750	2,668,601

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Low Volatility ETF (IDLV)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United States-(continued)
Roche Holding AG	9,976	$3,114,155
Waste Connections, Inc.	21,252	3,006,845
		8,789,601
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.85% (Cost $601,532,751)		607,537,066
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.29%
Invesco Private Government Fund, 5.24%(d)(e)(f)	10,728,181	10,728,181
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	27,586,741	$27,586,741
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,314,263)		38,314,922
TOTAL INVESTMENTS IN SECURITIES-106.14% (Cost $639,847,014)		645,851,988
OTHER ASSETS LESS LIABILITIES-(6.14)%		(37,384,874)
NET ASSETS-100.00%		$608,467,114

Investment Abbreviations:
PC-Participation Certificate
REIT-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at July 31, 2023.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$49,451	$18,262,922	$(18,312,373)	$-	$-	$-	$6,436
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,908,375	108,339,062	(106,519,256)	-	-	10,728,181	448,063*
Invesco Private Prime Fund	22,901,210	235,276,811	(230,584,614)	586	(7,252)	27,586,741	1,213,363*
Total	$31,859,036	$361,878,795	$(355,416,243)	$586	$(7,252)	$38,314,922	$1,667,862

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco S&P International Developed Momentum ETF (IDMO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Australia-18.56%
Allkem Ltd.(a)(b)	6,032	$60,238
APA Group	11,083	74,683
Bendigo & Adelaide Bank Ltd.	6,507	40,997
BHP Group Ltd.	62,290	1,931,229
Brambles Ltd.	17,639	167,237
Challenger Ltd.	6,708	32,410
Commonwealth Bank of Australia	21,299	1,517,185
Computershare Ltd.	6,202	104,815
CSL Ltd.	4,723	854,590
Glencore PLC(a)	177,246	1,079,948
Insurance Australia Group Ltd.	25,478	101,808
Mineral Resources Ltd.	2,306	110,995
National Australia Bank Ltd.	40,670	778,864
Northern Star Resources Ltd.	16,540	128,284
Origin Energy Ltd.	17,992	102,690
Pilbara Minerals Ltd.(b)	26,008	84,823
Pro Medicus Ltd.(b)	677	31,382
Qantas Airways Ltd.(a)	10,369	45,626
QBE Insurance Group Ltd.	17,509	186,061
Rio Tinto PLC	13,893	920,585
South32 Ltd.	43,318	113,257
Steadfast Group Ltd.	10,674	41,933
Transurban Group	32,119	310,366
Treasury Wine Estates Ltd.	12,900	97,793
Vicinity Ltd.	51,047	67,936
Westpac Banking Corp.	43,634	656,858
Whitehaven Coal Ltd.	18,825	87,782
WiseTech Global Ltd.	1,664	96,195
Woodside Energy Group Ltd.	32,137	822,693
Worley Ltd.	5,379	62,924
Yancoal Australia Ltd.(b)	6,430	22,098
		10,734,285
Cameroon-0.06%
Golar LNG Ltd.(b)	1,392	33,575
Canada-8.87%
Alimentation Couche-Tard, Inc.	7,614	386,181
Cameco Corp.	4,965	174,874
Canadian Natural Resources Ltd.	12,607	768,057
Cenovus Energy, Inc.	15,978	304,447
Dollarama, Inc.	3,087	203,713
Element Fleet Management Corp.	6,667	107,736
Fairfax Financial Holdings Ltd.	409	326,902
George Weston Ltd.	913	105,329
Hydro One Ltd.(c)	3,446	97,391
Imperial Oil Ltd.	2,300	124,134
Intact Financial Corp.	1,762	260,783
Loblaw Cos. Ltd.	1,894	168,355
Nutrien Ltd.	4,589	316,811
Pembina Pipeline Corp.(b)	6,508	206,427
Restaurant Brands International, Inc.	4,388	336,538
Saputo, Inc.	3,310	70,010
Suncor Energy, Inc.	14,343	449,605
Teck Resources Ltd., Class B	5,372	239,082
Thomson Reuters Corp.(a)	1,798	243,148
Tourmaline Oil Corp.	4,570	237,275
		5,126,798
Chile-0.14%
Antofagasta PLC	3,867	83,464
	Shares	Value
China-0.03%
Shandong Hi-Speed Holdings Group Ltd.(a)(b)	23,430	$17,065
Denmark-7.46%
Novo Nordisk A/S, Class B	26,701	4,314,475
Finland-1.12%
Nordea Bank Abp	31,535	357,382
Orion OYJ, Class B	1,393	53,663
Sampo OYJ, Class A	5,318	235,062
		646,107
France-5.87%
Aeroports de Paris(b)	238	32,958
Dassault Aviation S.A.	410	79,877
Edenred	3,865	251,761
Hermes International	381	847,075
Safran S.A.	3,404	566,565
Thales S.A.	1,831	274,452
TotalEnergies SE	22,037	1,342,648
		3,395,336
Germany-3.53%
Beiersdorf AG	1,290	167,546
Commerzbank AG	10,232	122,684
Deutsche Lufthansa AG(a)	7,314	74,012
Deutsche Telekom AG	50,080	1,095,591
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	1,540	581,710
		2,041,543
Hong Kong-0.68%
Sun Hung Kai Properties Ltd.	19,032	238,062
Swire Pacific Ltd., Class A	8,909	74,197
Wharf Real Estate Investment Co. Ltd.	14,961	80,093
		392,352
Israel-0.05%
Plus500 Ltd.	1,594	30,887
Italy-1.16%
Leonardo S.p.A.	5,748	78,046
Prysmian S.p.A.	2,902	115,985
UniCredit S.p.A.	18,796	476,642
		670,673
Japan-29.11%
ABC-Mart, Inc.	513	28,412
Aeon Mall Co. Ltd.	921	11,386
Ajinomoto Co., Inc.	8,254	321,667
ANA Holdings, Inc.(a)	1,599	38,332
Asics Corp.	2,032	64,044
Capcom Co. Ltd.	2,810	126,577
Chiba Bank Ltd. (The)	10,444	73,412
Chubu Electric Power Co., Inc.	9,622	120,715
Concordia Financial Group Ltd.	13,902	63,551
Cosmo Energy Holdings Co. Ltd.	1,420	43,985
Dai-ichi Life Holdings, Inc.	9,756	199,508
Daiichi Sankyo Co. Ltd.	31,238	955,740
Disco Corp.	882	165,375
Eisai Co. Ltd.	3,799	240,004
Electric Power Development Co. Ltd.	2,240	35,473
Fujitsu Ltd.	1,859	240,553
Fukuoka Financial Group, Inc.	2,751	66,219
GOLDWIN, Inc.	786	64,560
Hankyu Hanshin Holdings, Inc.	2,610	86,724
Hikari Tsushin, Inc.	303	44,934
See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Japan-(continued)
IHI Corp.	3,089	$75,921
Inpex Corp.	9,601	123,831
Internet Initiative Japan, Inc.	1,356	25,234
Isetan Mitsukoshi Holdings Ltd.	7,244	78,568
ITOCHU Corp.(b)	14,265	577,307
Japan Airlines Co. Ltd.(b)	1,659	35,917
Japan Airport Terminal Co. Ltd.	1,190	55,480
Japan Post Holdings Co. Ltd.	34,546	252,627
Japan Post Insurance Co. Ltd.	2,072	33,520
Japan Tobacco, Inc.	15,191	337,115
JFE Holdings, Inc.	6,458	104,406
JGC Holdings Corp.	3,328	46,636
Kajima Corp.	5,179	81,870
Kamigumi Co. Ltd.	1,053	24,443
Kansai Electric Power Co., Inc. (The)	8,697	114,466
Kawasaki Heavy Industries Ltd.	2,072	52,821
KDDI Corp.	16,009	471,774
Keihan Holdings Co. Ltd.	1,423	40,322
Kintetsu Group Holdings Co. Ltd.	2,542	85,360
Kose Corp.	408	39,973
Kurita Water Industries Ltd.	1,118	44,923
Kyushu Railway Co.	2,302	50,502
Marubeni Corp.	25,363	448,690
MatsukiyoCocokara & Co.	2,718	159,067
Mitsubishi HC Capital, Inc.	8,811	58,287
Mitsubishi Heavy Industries Ltd.	6,575	311,489
Mitsubishi Motors Corp.	8,626	34,703
Mitsubishi UFJ Financial Group, Inc.	214,502	1,730,147
Mitsui & Co. Ltd.	22,349	871,592
Mitsui OSK Lines Ltd.(b)	3,831	99,092
Mizuho Financial Group, Inc.	49,001	829,099
Nagoya Railroad Co. Ltd.	1,937	31,200
Nexon Co. Ltd.	6,409	122,266
Nippon Steel Corp.	18,737	428,071
Nippon Telegraph & Telephone Corp.	423,697	485,784
Nippon Yusen K.K.(b)	5,262	127,698
Nissin Foods Holdings Co. Ltd.	1,150	97,128
Niterra Co. Ltd.	2,337	49,378
Pan Pacific International Holdings Corp.	8,437	166,804
Resona Holdings, Inc.	43,329	236,163
Rohto Pharmaceutical Co. Ltd.	3,889	82,937
Seibu Holdings, Inc.	3,343	37,188
Shimamura Co. Ltd.	237	23,495
Shizuoka Financial Group, Inc.	6,637	55,425
SoftBank Corp.	25,823	286,801
Sojitz Corp.	4,124	97,962
Sumitomo Corp.	19,794	424,496
Sumitomo Forestry Co. Ltd.	2,310	55,750
Sumitomo Mitsui Financial Group, Inc.	26,758	1,260,685
Sumitomo Mitsui Trust Holdings, Inc.	4,409	171,513
Sundrug Co. Ltd.	885	26,136
T&D Holdings, Inc.	6,083	98,943
Taisei Corp.	2,368	89,767
Takeda Pharmaceutical Co. Ltd.	26,890	821,576
TechnoPro Holdings, Inc.	1,293	33,426
TIS, Inc.	2,547	64,589
Tobu Railway Co. Ltd.	2,041	54,027
Toei Animation Co. Ltd.(b)	107	9,700
Tokio Marine Holdings, Inc.	22,369	513,095
Tokyo Electric Power Co. Holdings, Inc.(a)	11,114	44,196
Tokyo Gas Co. Ltd.	4,004	90,885
Toyo Seikan Group Holdings Ltd.	1,964	31,952
	Shares	Value
Japan-(continued)
Toyo Suisan Kaisha Ltd.	877	$36,350
USS Co. Ltd.	2,074	35,953
Yakult Honsha Co. Ltd.	3,365	187,079
Yamada Holdings Co. Ltd.	8,978	27,146
Yokogawa Electric Corp.	2,410	45,230
Yokohama Rubber Co. Ltd. (The)	1,654	37,054
Zensho Holdings Co. Ltd.	1,130	60,246
		16,834,447
Mexico-0.03%
Fresnillo PLC	1,901	15,121
Netherlands-5.12%
Argenx SE(a)	751	378,403
Koninklijke KPN N.V.	31,083	112,819
Shell PLC	81,046	2,467,214
		2,958,436
New Zealand-0.36%
Auckland International Airport Ltd.(a)	11,896	62,189
Meridian Energy Ltd.	14,524	51,025
Spark New Zealand Ltd.	30,405	98,019
		211,233
Norway-0.70%
Equinor ASA	11,212	341,796
Kongsberg Gruppen ASA	1,427	61,980
		403,776
Portugal-0.12%
Galp Energia SGPS S.A.	5,194	69,292
Singapore-0.98%
CapitaLand Investment Ltd.	24,151	61,842
City Developments Ltd.	6,625	36,872
Genting Singapore Ltd.	111,455	78,903
Jardine Cycle & Carriage Ltd.	1,730	44,664
Keppel Corp. Ltd.	29,477	163,835
Sembcorp Industries Ltd.	19,295	79,197
Singapore Airlines Ltd.	17,780	100,831
		566,144
Spain-0.90%
CaixaBank S.A.	56,970	230,458
Corp ACCIONA Energias Renovables S.A.(b)	714	22,530
Repsol S.A.	17,350	265,897
		518,885
Sweden-0.56%
Axfood AB(b)	952	24,299
Boliden AB(a)	2,835	83,667
Saab AB, Class B	1,727	91,186
SSAB AB, Class A	2,798	17,783
SSAB AB, Class B(b)	9,806	60,045
Swedish Orphan Biovitrum AB, Class B(a)(b)	2,337	45,817
		322,797
Switzerland-0.15%
Swatch Group AG (The), BR	277	88,962
United Kingdom-13.94%
AstraZeneca PLC	19,234	2,768,248
BAE Systems PLC	58,238	697,916
BP PLC	215,568	1,339,652
Burberry Group PLC	5,140	147,015
Centrica PLC	75,419	133,961
Compass Group PLC	16,707	435,725

See accompanying notes which are an integral part of this schedule.

Invesco S&P International Developed Momentum ETF (IDMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
United Kingdom-(continued)
ConvaTec Group PLC(c)	22,381	$60,070
HSBC Holdings PLC	174,063	1,447,442
Imperial Brands PLC	12,044	285,057
Informa PLC	13,714	133,785
NatWest Group PLC	59,295	186,381
Pearson PLC	11,294	125,639
Standard Chartered PLC	24,109	231,842
Subsea 7 S.A.	4,890	65,762
		8,058,495
United States-0.45%
Flex Ltd.(a)	5,790	158,414
Tenaris S.A.	6,060	101,091
		259,505
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $53,558,696)		57,793,653
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.10%
Invesco Private Government Fund, 5.24%(d)(e)(f)	177,902	$177,902
Invesco Private Prime Fund, 5.38%(d)(e)(f)	457,463	457,463
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $635,342)		635,365
TOTAL INVESTMENTS IN SECURITIES-101.05% (Cost $54,194,038)		58,429,018
OTHER ASSETS LESS LIABILITIES-(1.05)%		(608,543)
NET ASSETS-100.00%		$57,820,475

Investment Abbreviations:
BR-Bearer Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2023 was $157,461, which represented less than 1% of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,092,094	$(1,092,094)	$-	$-	$-	$477
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	66,406	4,456,875	(4,345,379)	-	-	177,902	14,242*
Invesco Private Prime Fund	170,719	8,674,577	(8,387,559)	27	(301)	457,463	39,427*
Total	$237,125	$14,223,546	$(13,825,032)	$27	$(301)	$635,365	$54,146

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco S&P Emerging Markets Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$811,260,735	$-	$445,777	$811,706,512
Money Market Funds	-	2,213,119	-	2,213,119
Total Investments	$811,260,735	$2,213,119	$445,777	$813,919,631
Invesco S&P Emerging Markets Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$5,149,361	$-	$0	$5,149,361
Money Market Funds	-	56,837	-	56,837
Total Investments	$5,149,361	$56,837	$0	$5,206,198
Invesco S&P International Developed Low Volatility ETF
Investments in Securities
Common Stocks & Other Equity Interests	$607,537,066	$-	$-	$607,537,066
Money Market Funds	-	38,314,922	-	38,314,922
Total Investments	$607,537,066	$38,314,922	$-	$645,851,988
Invesco S&P International Developed Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$57,793,653	$-	$-	$57,793,653
Money Market Funds	-	635,365	-	635,365
Total Investments	$57,793,653	$635,365	$-	$58,429,018